Label	Element	Value
Accounting Standards Update 2016-16 [Member] | Parent [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ (16,096,000)
Accounting Standards Update 2016-01 [Member] | AOCI Attributable to Parent [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	942,000
Accounting Standards Update 2014-09 [Member] | Parent [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ (1,306,000)